Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Income Securities Trust
Entity Central Index Key	0000789281
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000251008
Shareholder Report [Line Items]
Fund Name	Federated Hermes Intermediate Corporate Bond Fund
Class Name	Class R6 Shares
Trading Symbol	ICBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 427,192,564
Holdings Count | Holding	487
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$427,192,564 Number of Investments487 Portfolio Turnover18%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.1%
U.S. Treasury Securities	3.1%
Corporate Debt Securities	94.1%

Material Fund Change [Text Block]
C000024655
Shareholder Report [Line Items]
Fund Name	Federated Hermes Intermediate Corporate Bond Fund
Class Name	Institutional Shares
Trading Symbol	FIIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 427,192,564
Holdings Count | Holding	487
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$427,192,564 Number of Investments487 Portfolio Turnover18%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.1%
U.S. Treasury Securities	3.1%
Corporate Debt Securities	94.1%

Material Fund Change [Text Block]
C000024656
Shareholder Report [Line Items]
Fund Name	Federated Hermes Intermediate Corporate Bond Fund
Class Name	Service Shares
Trading Symbol	INISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 427,192,564
Holdings Count | Holding	487
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$427,192,564 Number of Investments487 Portfolio Turnover18%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.1%
U.S. Treasury Securities	3.1%
Corporate Debt Securities	94.1%

Material Fund Change [Text Block]
C000024660
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Income Fund
Class Name	Class A Shares
Trading Symbol	FTIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 1,628,255,291
Holdings Count | Holding	452
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,628,255,291 Number of Investments452 Portfolio Turnover9%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.4%
Collaterized Mortgage Obligations	0.6%
Project and Trade Finance Core Fund	1.4%
Mortgage-Backed Securities	2.7%
Bank Loan Core Fund	2.9%
Commerical Mortgage-Backed Securities	3.2%
U.S Treasury Securities	5.5%
Cash Equivalents	6.1%
Corporate Bonds	31.7%
Asset-Backed Securities	46.1%

Material Fund Change [Text Block]
C000024661
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Income Fund
Class Name	Institutional Shares
Trading Symbol	FSTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 1,628,255,291
Holdings Count | Holding	452
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,628,255,291 Number of Investments452 Portfolio Turnover9%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.4%
Collaterized Mortgage Obligations	0.6%
Project and Trade Finance Core Fund	1.4%
Mortgage-Backed Securities	2.7%
Bank Loan Core Fund	2.9%
Commerical Mortgage-Backed Securities	3.2%
U.S Treasury Securities	5.5%
Cash Equivalents	6.1%
Corporate Bonds	31.7%
Asset-Backed Securities	46.1%

Material Fund Change [Text Block]
C000176845
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Income Fund
Class Name	Class R6 Shares
Trading Symbol	FSILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 1,628,255,291
Holdings Count | Holding	452
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,628,255,291 Number of Investments452 Portfolio Turnover9%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.4%
Collaterized Mortgage Obligations	0.6%
Project and Trade Finance Core Fund	1.4%
Mortgage-Backed Securities	2.7%
Bank Loan Core Fund	2.9%
Commerical Mortgage-Backed Securities	3.2%
U.S Treasury Securities	5.5%
Cash Equivalents	6.1%
Corporate Bonds	31.7%
Asset-Backed Securities	46.1%

Material Fund Change [Text Block]
C000024662
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Income Fund
Class Name	Service Shares
Trading Symbol	FSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,628,255,291
Holdings Count | Holding	452
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,628,255,291 Number of Investments452 Portfolio Turnover9%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.4%
Collaterized Mortgage Obligations	0.6%
Project and Trade Finance Core Fund	1.4%
Mortgage-Backed Securities	2.7%
Bank Loan Core Fund	2.9%
Commerical Mortgage-Backed Securities	3.2%
U.S Treasury Securities	5.5%
Cash Equivalents	6.1%
Corporate Bonds	31.7%
Asset-Backed Securities	46.1%

Material Fund Change [Text Block]